Accrued Pension and Severance Costs (Schedule of Weighted-Average Assumptions used to Determine Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	1.30%	1.30%	1.80%
Expected long-term rate of return on plan assets	2.50%	2.00%	1.50%
Rate of compensation increase	2.60%	3.00%	3.00%
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	3.40%	3.50%	3.70%
Expected long-term rate of return on plan assets	6.00%	5.90%	5.70%
Rate of compensation increase	2.80%	2.60%	2.80%